Schedule of the Original and Restated Statement of Cash Flows (Details) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
		Mar. 28, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss			$ (2,058,000)	$ (3,589,000)	$ (2,109,000)	$ (13,840,000)	$ (9,601,000)	$ (7,843,000)	$ (7,755,000)	$ (31,284,000)	$ (33,780,000)	[1]	$ (30,451,000)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization									31,000	19,000	28,000		25,000
Business combination cost	[3]
Cash held in trust account												[4]		[5]
Stock-based compensation expense									447,000	1,446,000	1,475,000	[6]	1,865,000	[7]
Stock warrant expense											9,207,000	[8]	8,073,000	[9]
Board of director warrant expense													(1,198,000)	[9]
Change in fair value of warrant liabilities	[10]										(129,000)
Change in fair value of PIPE Notes	[11]										269,000
Change in fair value of convertible promissory notes										17,872,000	17,517,000	[12]	14,616,000	[13]
Non-cash interest									96,000		11,000	[14]
Change in operating assets and liabilities:
Accounts receivable									89,000	(86,000)	(133,000)		73,000
Prepaid expenses and other current assets									15,000	14,000	(43,000)	[3],[4]	(59,000)	[5]
Accounts payable & accrued expenses									1,232,000	340,000	717,000	[3],[4],[15]	415,000	[5],[16]
Deferred revenues									174,000	228,000	70,000		(458,000)
Amount due to related party														[5]
Excise tax liability	[3],[4]
Extension loan												[3],[4]		[5]
Franchise tax payable												[3],[4]		[5]
Income tax payable												[3],[4]		[5]
Working capital loan												[3],[4]		[5]
Net cash used in operating activities									(4,956,000)	(3,066,000)	(4,791,000)		(4,703,000)
Cash flows from investing activities:
Purchases of property and equipment									(16,000)	(28,000)	(44,000)		(58,000)
Net cash used in investing activities									(2,347,000)	(28,000)	(44,000)		(58,000)
Cash flows from financing activities:
Payments of Canada Emergency Business Loan Act
Proceeds from issuance of shareholder loans									2,000,000	704,000	454,000	[14]
Proceeds from issuance of PIPE notes											1,500,000	[11]
Common stock subject to redemption												[3]		[5]
Deferred underwriting fee	[3]
Warrant liability												[3]		[5]
Additional paid-in capital												[3]		[5]
Retained earnings adjustment												[3]		[5]
Proceeds from issuance of convertible notes		$ 4,500,000								3,875,000	4,175,000	[12]	5,140,000	[13]
Proceeds from exercise of stock options													8,000
Proceeds from issuance of Series A-2 preferred stock	[3]										16,000
Business Combination Costs										(1,160,000)	(1,534,000)	[3]	(815,000)	[5]
Net cash provided by financing activities									9,190,000	3,435,000	4,611,000		4,333,000
Net decrease in cash and cash equivalents									1,887,000	341,000	(224,000)		(428,000)
Cash and cash equivalents at beginning year					47,000			271,000	47,000	271,000	271,000		699,000
Cash and cash equivalents at end of year			$ 1,934,000			$ 612,000			1,934,000	612,000	47,000		271,000
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders	[3]										17,659,000
Common shares related to convertible promissory notes											47,935,000	[3]
Common shares issued to Data Knights shareholders											(11,937,000)	[3]
Board of director warrant expense													1,198,000	[9]
Previously Reported [Member]
Cash flows from operating activities:
Net loss											(23,206,000)	[1]	(6,230,000)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											28,000		25,000
Business combination cost	[3]										900,000
Cash held in trust account											29,029,000	[4]	88,292,000	[5]
Stock-based compensation expense												[6]	1,600,000	[7]
Stock warrant expense												[8]		[9]
Board of director warrant expense														[9]
Change in fair value of warrant liabilities	[10]
Change in fair value of PIPE Notes	[11]
Change in fair value of convertible promissory notes												[12]		[13]
Non-cash interest	[14]
Change in operating assets and liabilities:
Accounts receivable											(133,000)		73,000
Prepaid expenses and other current assets											(65,000)	[3],[4]	(876,000)	[5]
Accounts payable & accrued expenses											1,372,000	[3],[4],[15]	1,929,000	[5],[16]
Deferred revenues											70,000		(458,000)
Amount due to related party													12,000	[5]
Excise tax liability	[3],[4]										113,000
Extension loan											446	[3],[4]	2,546,000	[5]
Franchise tax payable											(70,000)	[3],[4]	(94,000)	[5]
Income tax payable											(95,000)	[3],[4]	215,000	[5]
Working capital loan											(168,000)	[3],[4]	207,000	[5]
Net cash used in operating activities											8,221,000		87,241,000
Cash flows from investing activities:
Purchases of property and equipment											(44,000)		(58,000)
Net cash used in investing activities											(44,000)		(58,000)
Cash flows from financing activities:
Payments of Canada Emergency Business Loan Act													(3,000)
Proceeds from issuance of shareholder loans	[14]										465,000
Proceeds from issuance of PIPE notes	[11]										1,550,000
Common stock subject to redemption											(28,750,000)	[3]	(88,550,000)	[5]
Deferred underwriting fee	[3]										(500,000)
Warrant liability											(338,000)	[3]	(4,489,000)	[5]
Additional paid-in capital											18,189,000	[3]	2,826,000	[5]
Retained earnings adjustment											11,633,000	[3]	(3,360,000)	[5]
Proceeds from issuance of convertible notes											(10,681,000)	[12]	5,543,000	[13]
Proceeds from exercise of stock options
Proceeds from issuance of Series A-2 preferred stock	[3]
Business Combination Costs												[3]		[5]
Net cash provided by financing activities											(8,432,000)		(88,033,000)
Net decrease in cash and cash equivalents											(255,000)		(850,000)
Cash and cash equivalents at beginning year					47,000			302,000	47,000	302,000	302,000		1,152,000
Cash and cash equivalents at end of year											47,000		302,000
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders	[3]
Common shares related to convertible promissory notes	[3]
Common shares issued to Data Knights shareholders	[3]
Board of director warrant expense														[9]
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash flows from operating activities:
Net loss											(10,574,000)	[1],[17]	(24,221,000)	[2],[18]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Business combination cost	[3]										(900,000)
Cash held in trust account											(29,029,000)	[4]	(88,292,000)	[5]
Stock-based compensation expense											1,475,000	[6]	265,000	[7]
Stock warrant expense											9,207,000	[8]	8,073,000	[9]
Board of director warrant expense													(1,198,000)	[9]
Change in fair value of warrant liabilities	[10]										(129,000)
Change in fair value of PIPE Notes	[11]										269,000
Change in fair value of convertible promissory notes											17,517,000	[12]	14,616,000	[13]
Non-cash interest	[14]										11,000
Change in operating assets and liabilities:
Accounts receivable
Prepaid expenses and other current assets											22,000	[3],[4]	817,000	[5]
Accounts payable & accrued expenses											(655,000)	[3],[4],[15]	(1,514,000)	[5],[16]
Deferred revenues
Amount due to related party													(12,000)	[5]
Excise tax liability	[3],[4]										(113,000)
Extension loan											(446)	[3],[4]	(2,546,000)	[5]
Franchise tax payable											70,000	[3],[4]	94,000	[5]
Income tax payable											95,000	[3],[4]	(215,000)	[5]
Working capital loan											168,000	[3],[4]	(207,000)	[5]
Net cash used in operating activities											(13,012,000)		(91,944,000)
Cash flows from investing activities:
Purchases of property and equipment
Net cash used in investing activities
Cash flows from financing activities:
Payments of Canada Emergency Business Loan Act													3,000
Proceeds from issuance of shareholder loans	[14]										(11,000)
Proceeds from issuance of PIPE notes	[11]										(50,000)
Common stock subject to redemption											28,750,000	[3]	88,550,000	[5]
Deferred underwriting fee	[3]										500,000
Warrant liability											338,000	[3]	4,489,000	[5]
Additional paid-in capital											(18,189,000)	[3]	(2,826,000)	[5]
Retained earnings adjustment											(11,633,000)	[3]	3,360,000	[5]
Proceeds from issuance of convertible notes											14,856,000	[12]	(403,000)	[13]
Proceeds from exercise of stock options													8,000
Proceeds from issuance of Series A-2 preferred stock	[3]										16,000
Business Combination Costs											(1,534,000)	[3]	(815,000)	[5]
Net cash provided by financing activities											13,043,000		92,366,000
Net decrease in cash and cash equivalents											31,000		422,000
Cash and cash equivalents at beginning year								$ (31,000)		$ (31,000)	(31,000)		(453,000)
Cash and cash equivalents at end of year													(31,000)
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders	[3]										17,659,000
Common shares related to convertible promissory notes	[3]										47,935,000
Common shares issued to Data Knights shareholders	[3]										(11,937,000)
Board of director warrant expense													$ 1,198,000	[9]

[1]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[2]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[3]	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
[4]	Includes impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
[5]	Impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
[6]	Impact of errors related to improper valuation of stock compensation expense.
[7]	Impact of errors related to improper valuation of stock compensation expense.
[8]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[9]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[10]	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
[11]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
[12]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[13]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[14]	Impact of improper presentation of non-cash interest expense in financing activities.
[15]	Includes current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
[16]	Current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
[17]	Current year impact of corrections of errors to the consolidated statements of operations.
[18]	Current year impact of corrections of errors to the consolidated statements of operations.